Premier Indemnity Holding Company

3001 North Rocky Point Drive, Suite 200

Tampa, Florida 33607

July 28, 2006
Remitted Via Federal Express & EDGAR

Mr. Jeffrey P. Riedler, Esq.

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E., Mail Stop 6010

Washington, D.C. 20549

RE:	Premier Indemnity Holding Company
Amendment No. 2 to Form SB-2 Registration Statement
File No. 333-132482; Response to Your Letter of June 28, 2006

Dear Mr. Riedler:

On behalf of Premier Indemnity Holding Company, allow me to extend our appreciation for the kind courtesies that you, Ms. Fraser, Mr. Roesler, and Ms. Bruckner have extend to us and William M. Aul, in connection with the review of Amendment No. 1 and the comments and discussions that all of you have had in assisting us in preparing Amendment No. 2.

In accordance with your Letter of June 28, 2006, allow me to submit the following to respond to your comments as numbered in your letter.

Comment and Response to Comment

1.

We note that you have filed two amendments to the registration statement. One was filed on May 31, 2006 and the second was filed on June 2, 2006. Both are identified as amendment no. 1, and they appear to be identical. Please tell us why the second amendment was filed and why it is not labeled as amendment no. 2.

Response: Our EDGAR filing agent inadvertently re-filed the same file. We apologize for this distraction.

Prospectus Cover Page

2.	The cross reference to the risk factor disclosure must be separated from the other disclosure on the cover page. Currently you have run it together with other disclosure. Please revise it accordingly.

Response: We have revised the cover page accordingly.

Prospectus Summary-page 4

3.	Please disclose in the summary or plan of distribution section whether subscribers will receive interest on money deposited in the escrow account.

Response: See the fourth line, first paragraph, in the sub-section entitled “The Offering” on page 7. Also, see the fourth line of the second paragraph in the same sub-section on page 7.

About Premier Indemnity Holding Company-page 4

4.

We have considered your response to comment 14. Your revised disclosure still does not provide a balanced view of the challenges you will face. For example, in the third paragraph, you have not included a timeline discussing when these events are anticipated to occur, nor have you discussed WaterStreet’s expertise in providing the services you intend to contract for from them, or what the downsides of these sorts of arrangements are, or the potential consequences of your lack of existing relationships with insurance agents.

Response:

(A) In accordance with the discussions held with Ms. Fraser and the pages that were sent to her via fax, we have entirely revised the Summary Information section address this comment. A detailed timeline has been added in the Summary Information section (page 4) and this is expanded later in the Description of Business section (bottom of page 23 to top of page 24).

(B) We have added a discussion on our outsourcing arrangement with WaterStreet. This discussion appears on page 6, the last paragraph.

(C) See pages 4 through 8 (inclusive).

Thank you again for the kind assistance of Ms. Fraser and the opportunity to receive her comments on the fax that we provided showing the revised draft of the Prospectus Summary.

5.

Your have not disclosed that most large insurers who have actively participated in the homeowners insurance business in Florida in the past have left, or announced their intention to leave Florida due to escalating costs and a continuing threat of natural disasters, including hurricanes. A more balanced disclosure should address this issue and explain the basis for your belief that you can operate profitably in this environment. A more detailed discussion should be provided in the “Business” section.

Response: We have addressed this comment as follows:

(A) First, the first two paragraphs at the top of page 5 have been added wherein these actions by the large insurance companies is presented.

(B) Second, we have added the following paragraphs to pages 5 and 6: beginning with the third paragraph on page 5 through the fourth paragraph on page 6. These paragraphs describe the following: (1) the actions taken by the state of Florida in creating Citizens Property Insurance Company and the Florida Hurricane Catastrophe Fund (FHCF); and (2) we have added an entire sub-section entitled “Challenges We Face” that begins immediately above the second last paragraph on page 5.

(C) Third, we have revised the “Description of Business” section that begins on page 23.

(D)	Fourth, beginning on page 24, we have inserted a sub-section entitled

“Florida Market Conditions and Our Plans” with 12 paragraphs that follow. These paragraphs expand on the earlier disclosures contained in the Prospectus Summary and further responds to this comment.

(E) Fifth, we have inserted on page 25, a new sub-section entitled, “Continuing Challenges of Hurricanes,” which further responds to this comment..

6.

Your disclosure indicates that you intend to write insurance for homes under 30 years old with replacement cost values to a maximum value of $500,000. In order to give readers an idea of the size of this market, please disclose the number of houses in Florida that fall within this price range.

Response: We have collected the data that has allowed us to make the estimates described on page 5, in the fifth full paragraph.

7.	In the last paragraph you say that you may, at some point in the future, seek to enhance your “portfolio of products and sales and segment the market.” Please explain what you mean when you say this.

Response: We have deleted this statement. Thank you.

Use of Proceeds – page 5

8.	The first and last sentences of the first paragraph say the same thing. Please delete one of them.

Response: This has been done.

9.

We have considered your response to comment 16. The revised disclosure does not contain the information we previously requested. Please identify the persons who may purchase shares, the maximum of shares they may purchase in order o enable the company to break escrow and what those persons intend to do with the shares they purchase.

Response: We have revised the Use of Proceeds sub-section. See the last two paragraphs on page 7 and all of page 8 in the Use of Proceeds sub-section.

In addition, we have revised the Risk Factor that appears on the bottom of page 13 and continues on to page 14 to further note this important risk and respond to your comment.

Risk Factors – page 7

10.	Please revise the subheadings of your risk factors so that they identify both a risk and the potential adverse consequences of the risk.

Response: We revised the heading and content or added each of the following Risk Factors to respond to your comment:

(A)	Third Risk Factor on page 9 (revised);
(B)	Second Risk Factor on page 10 (revised);
(C)	Third Risk Factor on page 10 (added);
(D)	Fourth Risk Factor on page 10 (added);
(E)	First Risk Factor on page 11 (revised);
(F)	Second last Risk Factor on page 11 (revised);
(G)	First full Risk Factor on page 12 (revised);
(H)	Last Risk Factor on page 13 (revised);
(I)	Second Risk Factor on page 15 (added).

Investors who purchase our shares will incur immediate and substantial dilution. – page 8

11.	Please disclose the dollar amount of the dilution per share.

Response: See page 10, second Risk Factor. We have added the dollar amounts to respond to your comment. Thank you.

If we do not obtain adequate financing, we may not be able to successfully implement our business plan. – page 8

12.

Currently, the information in this risk factor is a simple statement of fact. It is not clear what risk you are trying to describe, or what the potential adverse consequences are. Please clearly state whether you need additional financing to implement your plan. If so, disclose how much you need and for what purposes. Is the risk that as a result of the requirement that you maintain a minimum of $5 million in capital you will only have $3 million to implement your plan? Is the risk that the remaining $3 million could be inadequate to implement your plan? Please revise the risk factor to identify a specific risk and its specific adverse consequences.

Response: See the second last Risk Factor on page 10. We have revised it to respond to your comments.

Because we are significantly smaller than many other existing insurance companies and because we have no existing operations, we may be at a competitive disadvantage if such companies introduce products that are similar to ours. – page 8

13.

It is unclear what risk you are trying to describe. Readers, at this point in the prospectus, have no idea how your proposed products differ from products of offered by other insurance companies. You need to describe how your products differ from those currently offered. Also, you need to explain the role of state insurance regulators in determining the substance of the products you offer. Please revise the risk factor to describe a specific risk and its specific potential adverse consequences. Once you have revised the body of the prospectus you should consider revising the subheading so that it accurately describers the risk and consequences.

Response: See the first Risk Factor on page 11. We have revised the sub-heading and the content of this Risk Factor.

Our success depends significantly upon an easily copied business model and offering insurance products similar to that offered by may existing and well-established competitors. – page 9

14.

The body of the risk factor describes your intentions, but it does not describe a risk and its potential adverse consequences. Please revise it to describe a specific risk and adverse consequences. You say that your planned insurance products will be similar to the products offered by other established companies, and you plan to offer them through independent agents who also represent other companies. Please explain how you intend to compete with these companies and how you will differentiate your products from theirs.

Response: See the last Risk Factor from the bottom of page 11 and in particular note the following language that we have inserted to respond to your comment:

While we will seek to differentiate our products and services from our competitors by: (A) providing superior service to our planned customers and agents; and (B) providing discounts where the risks are attractive. If we are not successful in this effort, it is likely that our competitors with their existing and established name recognition, relationships with agents and customers, may effectively limit any ability that we may have to generate and sustain revenues at a sufficient volume with sufficient margins to achieve profitability and positive cash flow. Differentiating our company and its planned products and services may be particularly difficult when customers and agents evaluate our services at a time of extreme catastrophic losses when the delivery of our services may be adversely impacted by the requests of many customers and agents.

We face continuous review by the State of Florida to ensure that we meet state regulations. – page 9

15.	The subheading and body of this risk factor are statements of fact that do not describe a specific risk and its potential adverse consequences. Please revise them accordingly.

Response: See page 12, second Risk Factor. We have revised the text of the Risk Factor to respond to your comment.

We anticipate relying upon third parties for portfolio management services in managing our planned investments. – age 10

16.

Please clarify whether Wachovia Securities, LLC and Mairs & Powers, Inc. are the only companies who provide these services or whether there are other companies providing these services also, and describe what the adverse consequences would be for you if you were unable to negotiate an agreement with one of these entities.

Response: See page 13, the first Risk Factor. We have revised and added further language to the sub-title and to the text of the Risk Factor to respond to your comment.

Our officers, directors, and shareholders may purchase shares to assist us in achieving the minimum offering and this may adversely impact and limit any trading market that may develop. – page 10

17.

Please disclose whether the persons referenced in the subheading have entered into agreements to purchase securities in the offering, or have otherwise committed to purchases. If there are agreements, please file them as exhibits. If there are no agreements or commitments, say so. If there are agreements or commitments, briefly describe the material terms. Also disclose when and how these persons will make a decision regarding investment in this offering and how potential investors will be notified of these investments. Clearly indicate whether a potential investor has the right to back out of his or her purchase if these persons purchase shares in the offering. Also, name the persons who might make these purchases.

Response: See the last Risk Factor on page 13. We have revised and have added language to this Risk Factor. We do not know and have no basis to make any representations regarding the intentions of any existing officer, director, or stockholder with respect to the purchase or sale of any shares in this offering.

18.

In most states, state law and regulations establish limits on the extent of any one person’s ownership interest in an insurance company. Please provide appropriate risk factor disclosure of any applicable limits under Florida law. Also indicate, in the above risk factor, whether these limits could affect purchases by the specified person in this offering.

Response: See page 10, third Risk Factor. We have addressed this comment.

Description of Business – page 18

The Company – page 18

19.

In the third paragraph on page 19, please discuss the role the Florida insurance commission will play in establishing the price of your insurance policies. Also, if state approval is needed for your pricing decisions, discuss the timeline for obtaining that approval and discuss ho it will affect your plans for becoming operational.

Response: See page 23. We have added a timeline and Items (4) and (6) respond to this comment.. Further, see page 27, last paragraph and page 28, top paragraph, to respond to this comment.

20.

In the same paragraph, you say that you intend to base your pricing on actuarial assumptions in evaluating the probability and magnitude of the risks you face. Please explain whether you will develop your own actuarial assumptions or whether you will obtain them elsewhere. If elsewhere, identify the source and discuss that entity’s experience.

Response: The first sentence in the top paragraph on page 28 responds to this comment. In addition, the larger context of our form and rate applications and the role of the Florida Office of Insurance Regulation is set forth in the last two paragraphs of page 27 and the first two paragraphs on page 28. Thank you.

21.

In the fourth paragraph on page 19 you say that you have entered into an agreement to outsource policy administration and claims system development and serving, as well as customer service, to WaterStreet, a company that specializes in insurance processing. We note that the agreements with WaterStreet filed as exhibits to this registration statement are forms of agreements. Please replace the forms with the actual executed agreements.

Response: This has been done. See Exhibits 10.8 and 10.9.

22.

In the next to last paragraph on page 19, please explain how “the latest catastrophe modeling technology” will enable you to manage the catastrophe risk exposure that you will face in offering homeowner insurance policies in Florida.

It is unclear how this technology will enable you to manage either our financial performance or “a higher degree of accuracy” in pricing your policies.

Response: We have revised our disclosures to better describe our plans for the use of CMT and how we anticipate it will impact our operations. See page 25, the last two paragraphs and page 26, the first two paragraphs.

23.	In the last paragraph of page 19, please explain what the “Florida Hurricane Catastrophe Fund” is and how it will apply to your operations.

Response: See the last three paragraphs on page 24 and the first two paragraphs on page 25 in the sub-section entitled, “Florida Market Conditions and Our Plans.”

24.

In the first paragraph on page 20 you say that your “overall goal will be to optimize our return on investment with a prudent, sustained level of growth with reliance on a carefully constructed reinsurance program that will allow us the prospect of business longevity.” This statement is too vague and amorphous to be informative. Please explain, in reasonable detail, what this means.

Response: We have deleted this reference. Thank you.

Security Ownership of Certain Beneficial Owners and Management – page 35

25.	For each non-natural person listed in the ownership table, please provide the name and address of the natural person having voting and investment authority over the shares.

Response: This has been done. See the revised table and disclosures on pages 42 and 43.

Certain Relationships and Related Transactions – page 36

26.

It appears that your agreements with Water Street are transactions that need to be disclosed and discussed in this section. Please refer to Item 404 of Regulations S-B and revise the disclosure in this section accordingly.

Response: This has been done. See page 43, second paragraph in that section.

Part II

Exhibits

27.	We note that you filed an exhibit no. 99 with this filing, but it has not been included in the exhibit list. Please revise the exhibit list to included all exhibits to the registration statement.

Response: This has been done. See Exhibit 99.1 and Exhibit 99.2.

28.

The Purchase Order Form, which is filed in the first amendment as Exhibit 99, asks the purchaser to represent that they have reviewed the prospectus, asks them to identify the person who solicited the purchase and also asks them to represent that these were the only persons who solicited the purchase. You should eliminate these features from the form as the purchaser might erroneously conclude they have waived some of their rights under the 1933 Act.

Response: As discussed with Ms. Fraser, certain state securities laws require that we include this language. Given the requirements of California law and since no underwriter will be used, the language chosen will serve to protect the Company’s interests and do not believe that any waiver could be reasonably implied.

General

29.

Prior to requesting acceleration for effectiveness, please refer to Item 310(g) of Regulation S-B and include, in an amended registration statement on Form SB-2, unaudited financial statements and related disclosures for your most recent interim period ended March 31, 2006.

Response: We have included our financial statements for the period ending June 30, 2006.

Independent Auditor’s Report, page F-1

30.

We acknowledge your response to comment 29 of our letter dated April 14, 2006; however, your response does not address our concern regarding your use of an independent accounting firm that is not registered with the Public Company Accounting Oversight Board (PCAOB). We reiterate that Section 102 of the Sarbanes-Oxley Act of 2002 requires that an accounting firm be registered with the PCAOB to issue an audit report with respect to any issuer who meets any of the following criteria beginning after October 22, 2003:

•	An issuer whose securities are registered under Section 12 of the Securities Exchange Act of 1934;

•	An issuer required to file reports under Section 15(d) of the Securities Exchange Act of 1934; or

•	An issuer that files or has filed a registration statement that has not yet become effective under the Securities Act of 1933 and has not been withdrawn.

Please also note that hour current independent accounting firm will not be able to make any updates to their previously issued report dated February 15, 2006 as a result of substantive audit or review work that might occur in connection with this registration statement, for example, should you need to restate your December 31, 2005 financial statements. Additionally, that firm will not be able to perform SAS 100 review procedures on the financial statements that you are required to included in the first Form 10-QSB that you file with the Commission upon achieving effectiveness. Considering the above, please tell us how you intend to comply with Section 102 of the Sarbanes-Oxley Act of 2002 upon achieving effectiveness of your current registration statement on FORM SB -2.

Response: In accordance with the discussions with Mr. Roesler, we intend to fully employ a PCAOB registered accounting firm for all periodic reports required under the Securities Exchange Act of 1934.

Consolidated Financial Statements

Notes to Consolidated Financial Statements

Note 2: Deferred tax asset, page F-8

31.

Please tell us and disclose hour consideration of the future realization of your $47,468 deferred tax asset, considering your cumulative loss position since inception and likely loss position for the foreseeable future. Refer to paragraphs 21-23 of SFAS No. 109.

Response: This has been done. See the revised note.

Note 6: Subsequent events, page F-10

32.

Please specify whether the $60,525 portion of the fair value of the shares issued for services rendered by non-employees prior to January 1, 2006 is included in the $231,549 “organization costs” line item of your statement of operations for the period from April 1, 2005 to December 31, 2005.

Response: This has been done. See the revised note.

Exhibit 23.1

33.

The consent report from your independent accounting firm makes reference to “reviewed” financial statements as of and for the three months ended March 31, 2006. This reference appears to be erroneous, as you have not included those financial statements in your Form SB-2/A, nor are your independent auditors required to refer to any interim financial statements that they have not audited or for which they have not issued a related audit report. Please ensure that your independent auditors remove this reference in issuing their updated consent report when you file the next amendment to your Form SB-2.

Response: This has been done. See the revision.

---------------------------

On behalf of the Company, allow me to express our continued appreciation for your kind assistance. If you have any questions or further comments, please contact the Company through our legal counsel, William M. Aul (TEL: 619-497-2555 and FAX: 619-542-0555).

We appreciate your kind assistance.

Sincerely,

/s/ Stephen L. Rohde
Stephen L. Rohde
President

SLR: mds

cc: file